Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2019	883	33 677	1 084	14 214	164	50 022
Additions	—	—	—	181	46	227
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	(1 493)	(30)	(1 523)
At December 31, 2019	883	33 678	1 084	12 903	179	48 726
Additions	—	—	—	168	1	169
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	100	100

At December 31, 2020	883	33 678	1 084	13 071	279	48 995

Accumulated amortization
At January 1, 2019	—	—	(411)	(13 338)	(109)	(13 858)
Amortization charge	—	—	(66)	(92)	(12)	(170)
Divestiture	—	—	—	1 493	8	1 501
At December 31, 2019	—	—	(477)	(11 938)	(112)	(12 527)
Amortization charge	—	—	(66)	(114)	(16)	(197)
Divestiture	—	—	—	—	—	—
Currency translation adjustments	—	—	—	—	—	—
Transfer	—	—	—	—	(100)	(100)

At December 31, 2020	—	—	(543)	(12 052)	(229)	(12 824)

Net book value
Capitalized costs	883	33 678	1 084	12 903	179	48 726
Accumulated amortization	—	—	(477)	(11 938)	(112)	(12 527)

At December 31, 2019	883	33 678	607	965	66	36 199

Capitalized costs	883	33 678	1 084	13 071	279	48 995
Accumulated amortization	—	—	(543)	(12 052)	(229)	(12 824)

At December 31, 2020	883	33 678	540	1 019	51	36 171

Summary of Probabilities of Success for Products

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8 . 1%
CYAD-101	100%	64%	23%	34%	80%	4 . 0%
CYAD-211	100%	62%	29%	53%	86%	8 . 1%

Summary of Sensitivity Analyses of Recoverable Amount of CGU
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Projected Revenue	Impact on model value	14.6%	15.3%	16.0%
	95.0%	-14%	-27%	-39%
	97.5%	-7%	-21%	-33%
	100.0%	Model Reference	-14%	-27%